Segmented Information	9 Months Ended
Jul. 31, 2021
Disclosure of operating segments [abstract]
Segmented Information

NOTE 19:  SEGMENTED INFORMATION

For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking businesses, Canadian credit cards, TD Auto Finance Canada, and the Canadian wealth and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, U.S. credit cards, TD Auto Finance U.S., U.S. wealth business, and the Bank’s investment in Schwab; and Wholesale Banking. The Bank’s other activities are grouped into the Corporate segment.

The following table summarizes the segment results for the three and nine months ended July 31, 2021 and July 31, 2020.

Results by Business Segment[1,2]

(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking[3]		Corporate[3]		Total

	For the three months ended July 31
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Net interest income	$3,044	$2,910	$1,990	$2,256	$632	$531	$338	$404	$6,004	$6,101

Non-interest income	3,535	3,116	691	595	451	866	31	(13)	4,708	4,564

Total revenue	6,579	6,026	2,681	2,851	1,083	1,397	369	391	10,712	10,665
Provision for (recovery of) credit losses	100	951	(96)	897	2	123	(43)	217	(37)	2,188
Insurance claims and related expenses	836	805	–	–	–	–	–	–	836	805

Non-interest expenses	2,748	2,533	1,518	1,646	635	669	715	459	5,616	5,307

Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade	2,895	1,737	1,259	308	446	605	(303)	(285)	4,297	2,365
Provision for (recovery of) income taxes	770	474	161	(48)	116	163	(125)	(144)	922	445

Share of net income from investment in Schwab and TD Ameritrade[4,5]	–	–	197	317	–	–	(27)	11	170	328
Net income (loss)	$2,125	$1,263	$1,295	$673	$330	$442	$(205)	$(130)	$3,545	$2,248

	For the nine months ended July 31
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Net interest income (loss)	$8,895	$9,079	$5,971	$6,763	$1,941	$1,381	$1,062	$1,247	$17,869	$18,470

Non-interest income (loss)	10,091	9,225	2,007	1,792	1,609	2,323	176	(8)	13,883	13,332

Total revenue	18,986	18,304	7,978	8,555	3,550	3,704	1,238	1,239	31,752	31,802
Provision for (recovery of) credit losses	205	2,495	(174)	2,353	(41)	514	(91)	963	(101)	6,325
Insurance claims and related expenses	2,057	2,256	–	–	–	–	–	–	2,057	2,256

Non-interest expenses	8,091	7,757	4,800	4,919	2,051	1,937	2,187	1,282	17,129	15,895

Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade	8,633	5,796	3,352	1,283	1,540	1,253	(858)	(1,006)	12,667	7,326
Provision for (recovery of) income taxes	2,289	1,572	393	(120)	390	321	(361)	(419)	2,711	1,354

Share of net income from investment in Schwab and TD Ameritrade[4,5]	–	–	652	752	–	–	(91)	28	561	780
Net income (loss)	$6,344	$4,224	$3,611	$2,155	$1,150	$932	$(588)	$(559)	$10,517	$6,752
Total assets	$500,429	$461,358	$554,418	$548,402	$500,002	$524,286	$148,244	$163,259	$1,703,093	$1,697,305

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[3]	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[4]

The after-tax amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

[5]	The Bank’s share of Schwab’s and TD Ameritrade’s earnings is reported with a one-month lag. Refer to Note 7 for further details.